FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total	$ (209)	$ 1,188
Forward exchange contracts used for hedging
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	0	947
Derivatives presented under non-current assets	0	241
Derivatives presented under current liability	$ (209)	$ 0